Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares,capital beginning	1,349,165,394	1,346,674,477	1,341,757,835
Amount of capital beginning	R$ 1,263	R$ 788	R$ 761
Number of shares capital ending	1,351,833,200	1,349,165,394	1,346,674,477
Amount of capital ending	R$ 1,272	R$ 1,263	R$ 788
Capital increase – Board of Directors’ Meeting on 07/01/2021 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital			2,720,530
Amount of share capital			R$ 18
Capital increase – Board of Directors’ Meeting on 07/27/2021 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital			2,020,930
Amount of share capital			R$ 8
Capital increase – Board of Directors’ Meeting on 12/07/2021 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital			175,182
Amount of share capital			R$ 1
Total changes for the year [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital	2,667,806	2,490,917	4,916,642
Amount of share capital	R$ 9	R$ 475	R$ 27
Capital increase – Board of Directors’ Meeting on 02/21/2022 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital		239,755
Amount of share capital		R$ 1
Capital increase – Extraordinary General Meeting on 04/28/2022 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital
Amount of share capital		R$ 464
Capital increase – Board of Directors’ Meeting on 05/09/2022 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital		298,919
Amount of share capital		R$ 2
Capital increase – Board of Directors’ Meeting on 07/27/2022 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital		1,119,515
Amount of share capital		R$ 3
Capital increase – Board of Directors’ Meeting on 10/20/2022 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital		650,808
Amount of share capital		R$ 3
Capital increase – Board of Directors’ Meeting on 12/06/2022 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital		181,920
Amount of share capital		R$ 2
Capital increase – Board of Directors’ Meeting on 02/15/2023 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital	59,870
Amount of share capital	R$ 1
Capital increase – Board of Directors’ Meeting on 03/28/2023 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital	1,031,232
Amount of share capital	R$ 1
Capital increase – Board of Directors’ Meeting on 08/18/2023 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital	1,207,046
Amount of share capital	R$ 4
Capital increase – Board of Directors’ Meeting on 10/30/2023 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital	213,458
Amount of share capital	R$ 2
Capital increase – Board of Directors’ Meeting on 12/08/2023 [Member]
Shareholders' Equity (Details) - Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares capital	156,200
Amount of share capital	R$ 1